ESTIMATION OF FAIR VALUE - Valuation of equity instruments Level 3 (Details) - Level 3 of fair value hierarchy $ in Millions	12 Months Ended
Dec. 31, 2018 COP ($) item
Equity investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair Value	$ 45,219
Favorable scenario | Equity investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	4,841
Unfavorable scenario | Equity investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (4,898)
Comparable multiples / Recent transaction price - EBITDA Number of times | Equity investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation by number of times | item	1
Decrease in variation by number of times | item	(1)
Comparable multiples / Recent transaction price - EBITDA Number of times | Favorable scenario | Equity investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 1,819
Comparable multiples / Recent transaction price - EBITDA Number of times | Unfavorable scenario | Equity investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (1,823)
Adjusted Net Asset Value -Most relevant variable in assets | Equity investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation by number of times | item	10
Decrease in variation by number of times | item	(10)
Adjusted Net Asset Value -Most relevant variable in assets | Favorable scenario | Equity investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 221
Adjusted Net Asset Value -Most relevant variable in assets | Unfavorable scenario | Equity investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (177)
Option one | Equity investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)	1.00%
Decrease in variation (as a percent)	(1.00%)
Option one | Favorable scenario | Equity investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 204
Option one | Unfavorable scenario | Equity investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (134)
Option two | Later than five years [member] | Equity investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)	1.00%
Decrease in variation (as a percent)	(1.00%)
Option two | Later than five years [member] | Favorable scenario | Equity investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 60
Option two | Later than five years [member] | Unfavorable scenario | Equity investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (147)
Option three
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Decrease in variation by number of times | item	30
Option three | Equity investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation by number of times | item	30
Option three | Favorable scenario | Equity investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 135
Option three | Unfavorable scenario | Equity investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (101)
Option four | Equity investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation by number of times | item	1
Decrease in variation by number of times | item	(1)
Option four | Favorable scenario | Equity investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 743
Option four | Unfavorable scenario | Equity investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (741)
Option one, income | Equity investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)	1.00%
Decrease in variation (as a percent)	(1.00%)
Option one, income | Favorable scenario | Equity investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 710
Option one, income | Unfavorable scenario | Equity investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (674)
Option two, income | Equity investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Decrease in variation (as a percent)	(1.00%)
Option two, income | Favorable scenario | Equity investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 352
Option two, income | Unfavorable scenario | Equity investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (529)
Adjusted discounted cash flow - Discount interest rates | Equity investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation by number of times | item	50
Decrease in variation by number of times | item	(50)
Adjusted discounted cash flow - Discount interest rates | Favorable scenario | Equity investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 597
Adjusted discounted cash flow - Discount interest rates | Unfavorable scenario | Equity investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (572)